Shareholder Report, Holdings (Details) - C000007973	Nov. 30, 2025
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	8.50%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.30%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.80%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	7.90%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	37.00%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)